Goodwill and Intangibles - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges and intangible					$ 2,787
Amortization expenses	3,891	3,833	319	8,982	15,456	15,601
Estimated Amortization Expenses	15,500				15,446
South America [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges and intangible					$ 2,787